Restricted cash	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Restricted Cash
Restricted cash

16. Restricted cash

	Six Months December 31
(US dollars in thousands)	2023	2022
Bank guarantee security deposit	484	1,055

At December 31, 2023, there is a total of $0.5 million (June 30, 2023, $0.6) of cash which is subject to restriction as security for bank guarantees provided to customers in support of performance obligations under power services contracts.

18. Restricted cash

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Bank guarantee security deposit	608	1,195	1,140

At June 30, 2023, there is a total of $0.6 million ( June 30, 2022, $1.2 million ; June 30, 2021$1.1 million) of cash which is subject to restriction as security for bank guarantees provided to customers in support of performance obligations under power services contracts.